Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 270,909	$ 269,706
ECL allowance	3,159	3,073	$ 2,838
Net loans	531,306	528,657
Gross personal	44,877	45,429
Gross credit card	16,171	16,479
Gross business and government	202,508	200,116
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	171,681	174,889
Gross personal	18,254	18,944
Gross credit card	3,345	3,151
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	57,900	54,293
Gross personal	4,543	6,124
Gross credit card	1,054	1,042
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	31,128	31,016
Gross personal	15,654	14,070
Gross credit card	7,201	7,533
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,877	5,188
Gross personal	4,172	4,018
Gross credit card	3,791	3,919
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	920	906
Gross personal	1,334	1,355
Gross credit card	631	682
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	443	374
Gross personal	184	175
Gross business and government	1,042	920
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,960	3,040
Gross personal	736	743
Gross credit card	149	152
Gross business and government	254	225
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	98,905	87,588
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	98,497	108,346
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,810	3,037
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	308	293
Net loans	270,601	269,413
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	896	902
Net loans	43,981	44,527
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	757	784
Net loans	15,414	15,695
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,198	1,094
Net loans	201,310	199,022
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	253,375	255,609
ECL allowance	563	600	545
Net loans	492,724	492,658
Gross personal	37,387	36,036
Gross credit card	12,690	12,266
Gross business and government	189,835	189,347
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	171,504	174,749
Gross personal	18,252	18,943
Gross credit card	3,345	3,151
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	57,279	53,795
Gross personal	4,524	6,119
Gross credit card	1,054	1,042
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	21,915	24,200
Gross personal	12,729	9,117
Gross credit card	7,058	6,936
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	165	261
Gross personal	1,009	934
Gross credit card	1,082	992
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross personal	231	266
Gross credit card	9
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,512	2,604
Gross personal	642	657
Gross credit card	142	145
Gross business and government	238	208
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	98,280	87,184
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	91,258	101,889
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	59	66
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	58	57
Net loans	253,317	255,552
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	121	115
Net loans	37,266	35,921
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	127	143
Net loans	12,563	12,123
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	257	285
Net loans	189,578	189,062
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	16,871	13,501
ECL allowance	1,859	1,809	1,497
Net loans	37,377	34,920
Gross personal	7,253	9,166
Gross credit card	3,481	4,213
Gross business and government	11,631	9,849
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	177	140
Gross personal	2	1
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	621	498
Gross personal	19	5
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	9,213	6,816
Gross personal	2,925	4,953
Gross credit card	143	597
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,712	4,927
Gross personal	3,163	3,084
Gross credit card	2,709	2,927
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	920	906
Gross personal	1,103	1,089
Gross credit card	622	682
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	228	214
Gross personal	41	34
Gross credit card	7	7
Gross business and government	16	17
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	625	404
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	7,239	6,457
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,751	2,971
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	80	69
Net loans	16,791	13,432
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	618	641
Net loans	6,635	8,525
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	630	641
Net loans	2,851	3,572
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	531	458
Net loans	11,100	9,391
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	663	596
Net loans	1,205	1,079
Gross personal	237	227
Gross business and government	1,042	920
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	443	374
Gross personal	184	175
Gross business and government	1,042	920
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	220	222
Gross personal	53	52
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	170	167
Net loans	493	429
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	157	146
Net loans	80	81
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	410	351
Net loans	632	569
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 737	$ 664	$ 796